Parent Company, Other shareholders, Associates and Other Related Parties Balances and Tansactions	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Parent Company, Other shareholders, Associates and Other Related Parties Balances and Tansactions
19. PARENT COMPANY, OTHER SHAREHOLDERS, ASSOCIATES AND OTHER RELATED PARTIES BALANCES AND TANSACTIONS
Details of balances and transactions between the Group and its subsidiaries were eliminated and are not included in this note. The balances between the Group and related parties as of December 31, 2021 and 2020 are as follows:

	2021	2020
Related parties:
InterCement Brasil S.A.
Accounts payable	(99,417)	(132,991)
InterCement Trading e Inversiones S.A.
Other receivables	264,158	320,910
Accounts payable	(21,772)	(29,065)
Intercement Participações S.A.
Other receivables	176,942	69,484
Accounts payable	(272,475)	(270,454)

Total related-party balances per item as of December 31, 2021 and 2020 are as follows:

	2021	2020
Other receivables	441,100	390,394
Accounts payable	(393,664)	(432,510)
The amounts outstanding as of 2021 are not secured and shall be settled in cash. No guarantees have been granted or received over outstanding balances.
The transactions between the Group and related parties during the fiscal years ended December 31, 2021 and 2020, respectively, are detailed below:

	2021	2020	2019
InterCement Brasil S.A. - purchases of goods and services	—	(197)	21,995
InterCement Trading e Inversiones S.A. - services provided	3,952	71,164	166,984
InterCement Portugal S.A. - services received	—	(345,538)	664,101
Intercement Participações S.A. - services received	(709,364)	(322,892)	—
Intercement Participações S.A. - services provided	135,831	71,145	—
The amount charged to income as fixed and variable remuneration for key management personnel of the Group was 361,918 and 323,275 during the fiscal years ended December 31, 2021 and 2020, respectively. Additionally, 49,182 and 33,946 have been accrued as long-term incentive program during the fiscal years ended December 31, 2021 and 2020, respectively (Note 3.17).
No expenditure has been recognized in this or prior fiscal years in respect of bad or doubtful accounts related to amounts owed by related parties.
During the fiscal year ended December 31, 2020, the Company made a capital contribution to Ferrosur Roca S.A. for 3,047,447 through Cofesur S.A.U. Taking into account the conditions contained in the by-laws
and the concession contract, Cofesur S.A.U. paid in 100% of such capital contribution, but subscribed in its favor only 80% of the issued shares. The rest of the shares were issued in favor of the holders of Class A and Class B shares, which resulted in a loss for the Company of 609,489, as disclosed in the statement of profit or loss and other comprehensive income, within Income (loss) from interest in companies.
Finally, the Annual Shareholders’ Meeting of the Company held on September 30, 2020, approved the distribution of dividends for a total of 4,032,933, which represented
6.77
pesos per share as of such date.